Note 25 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations	$ 4,991,000
Loss Sharing Obligations [Member] | Other Liabilities [Member]
Loss Contingency Accrual	$ 12,837	$ 14,470